SCOPE OF CONSOLIDATION - Summary of Joint Ventures (Details) - USD ($) $ in Millions			12 Months Ended
	Dec. 11, 2019	May 28, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [line items]
Current assets			$ 28,616	$ 32,475
of which cash and cash equivalents			4,867	2,172	$ 2,574	$ 2,501
Non-current assets			59,292	58,774
Current liabilities			21,287	23,455
Non-current liabilities			26,138	23,686
Carrying amount in the statements of financial position			2,586	1,011
Revenue			70,615	76,033	68,679
Depreciation and amortization			(3,067)	(2,799)	(2,768)
Interest income			88	72	56
Interest expense			(695)	(687)	(879)
Income tax benefit (expense)			(459)	349	(432)
Profit (loss) from continuing operations			(2,391)	5,330	4,575
Other comprehensive income (loss)			(624)	(1,575)	4,083
Total comprehensive (loss) income			(3,015)	3,755	8,658
Deferred tax liabilities			2,331	2,374
Joint ventures
Disclosure of joint ventures [line items]
Current assets			4,914	2,543	2,834
of which cash and cash equivalents			768	318	243
Non-current assets			9,061	2,792	3,218
Current liabilities			7,952	1,921	1,954
of which trade and other payables and provisions			1,453	792	905
Non-current liabilities			1,393	1,345	1,502
of which trade and other payables and provisions			121	22	23
Total net assets			4,630	2,069	2,596
Company's share of net assets			2,565	1,037	1,276
Adjustments for differences in accounting policies and other			21	(26)	(27)
Carrying amount in the statements of financial position			2,586	1,011	1,249
Revenue			5,916	5,715	7,698
Depreciation and amortization			(155)	(147)	(142)
Interest income			6	4	16
Interest expense			(107)	(90)	(81)
Income tax benefit (expense)			(122)	(27)	(32)
Profit (loss) from continuing operations			97	353	413
Other comprehensive income (loss)				4	0
Total comprehensive (loss) income			97	357	413
Cash dividends received by the Company			$ 78	$ 86	$ 54
AMNS India
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	60.00%		60.00%
Proportion of voting rights held in joint venture			60.00%
Current assets			$ 2,318
of which cash and cash equivalents			444
Non-current assets			6,295
Current liabilities			5,922
of which trade and other payables and provisions			670
Non-current liabilities			189
of which trade and other payables and provisions			46
Total net assets			2,502
Company's share of net assets			1,501
Adjustments for differences in accounting policies and other			48
Carrying amount in the statements of financial position			1,549
Revenue			0
Depreciation and amortization			0
Interest income			2
Interest expense			(10)
Income tax benefit (expense)			(83)
Profit (loss) from continuing operations			(116)
Total comprehensive (loss) income			(116)
Cash dividends received by the Company			$ 0
Calvert
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture			50.00%	50.00%	50.00%
Proportion of voting rights held in joint venture			50.00%	50.00%	50.00%
Current assets			$ 1,604	$ 1,490	$ 1,135
of which cash and cash equivalents			62	76	13
Non-current assets			1,282	1,282	1,303
Current liabilities			984	824	612
of which trade and other payables and provisions			144	173	118
Non-current liabilities			764	853	947
of which trade and other payables and provisions			0	0	0
Total net assets			1,138	1,095	879
Company's share of net assets			569	548	440
Adjustments for differences in accounting policies and other			6	6	6
Carrying amount in the statements of financial position			575	554	446
Revenue			3,504	3,295	2,870
Depreciation and amortization			(63)	(62)	(62)
Interest income			2	1	0
Interest expense			(48)	(40)	(35)
Income tax benefit (expense)			0	0	0
Profit (loss) from continuing operations			156	312	270
Other comprehensive income (loss)				0	0
Total comprehensive (loss) income			156	312	270
Cash dividends received by the Company			$ 57	$ 48	$ 20
Macsteel
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture					50.00%
Proportion of voting rights held in joint venture					50.00%
Current assets					$ 739
of which cash and cash equivalents					95
Non-current assets					389
Current liabilities					404
of which trade and other payables and provisions					235
Non-current liabilities					43
of which trade and other payables and provisions					3
Total net assets					681
Company's share of net assets					341
Adjustments for differences in accounting policies and other					(3)
Carrying amount in the statements of financial position					338
Revenue					2,775
Depreciation and amortization					(1)
Interest income					14
Interest expense					(10)
Income tax benefit (expense)					(5)
Profit (loss) from continuing operations					31
Other comprehensive income (loss)					2
Total comprehensive (loss) income					33
Cash dividends received by the Company					$ 0
VAMA
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture			50.00%	50.00%	49.00%
Proportion of voting rights held in joint venture			50.00%	50.00%	49.00%
Current assets			$ 313	$ 329	$ 283
of which cash and cash equivalents			81	85	71
Non-current assets			637	688	754
Current liabilities			485	491	449
of which trade and other payables and provisions			226	180	190
Non-current liabilities			147	217	277
of which trade and other payables and provisions			0	0	0
Total net assets			318	309	311
Company's share of net assets			159	156	152
Adjustments for differences in accounting policies and other			0	0	0
Carrying amount in the statements of financial position			159	156	152
Revenue			772	625	489
Depreciation and amortization			(31)	(32)	(30)
Interest income			1	1	1
Interest expense			(23)	(26)	(28)
Income tax benefit (expense)			(22)	(1)	0
Profit (loss) from continuing operations			10	5	5
Other comprehensive income (loss)				0	0
Total comprehensive (loss) income			10	5	5
Cash dividends received by the Company			$ 0	$ 0	$ 0
Tameh
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture			50.00%	50.00%	50.00%
Proportion of voting rights held in joint venture			50.00%	50.00%	50.00%
Current assets			$ 171	$ 205	$ 158
of which cash and cash equivalents			75	90	57
Non-current assets			580	540	476
Current liabilities			183	208	132
of which trade and other payables and provisions			139	176	118
Non-current liabilities			244	226	189
of which trade and other payables and provisions			26	22	20
Total net assets			324	311	313
Company's share of net assets			162	156	156
Adjustments for differences in accounting policies and other			0	0	0
Carrying amount in the statements of financial position			162	156	156
Revenue			499	467	330
Depreciation and amortization			(37)	(31)	(27)
Interest income			0	0	0
Interest expense			(7)	(4)	4
Income tax benefit (expense)			(7)	(8)	(7)
Profit (loss) from continuing operations			28	30	42
Other comprehensive income (loss)				3	(1)
Total comprehensive (loss) income			28	33	41
Cash dividends received by the Company			$ 9	$ 4	$ 4
Borçelik
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture			50.00%	50.00%	45.33%
Proportion of voting rights held in joint venture			48.01%	48.01%	45.33%
Current assets			$ 508	$ 519	$ 519
of which cash and cash equivalents			106	67	7
Non-current assets			267	282	296
Current liabilities			378	398	357
of which trade and other payables and provisions			274	263	244
Non-current liabilities			49	49	46
of which trade and other payables and provisions			49	0	0
Total net assets			348	354	412
Company's share of net assets			174	177	187
Adjustments for differences in accounting policies and other			(33)	(32)	(30)
Carrying amount in the statements of financial position			141	145	157
Revenue			1,141	1,328	1,234
Depreciation and amortization			(24)	(22)	(22)
Interest income			1	2	1
Interest expense			(19)	(20)	(12)
Income tax benefit (expense)			(10)	(18)	(20)
Profit (loss) from continuing operations			19	6	65
Other comprehensive income (loss)				1	(1)
Total comprehensive (loss) income			19	7	64
Cash dividends received by the Company			$ 12	$ 34	30
Proportion of ownership in joint venture, based on shares issued			45.33%	45.33%
Proportion of ownership in joint venture, based on outstanding shares			50.00%	50.00%
Deferred tax liabilities			$ 42	$ 43	$ 40
Disposal group, disposed of by sale, not discontinued operations | Macsteel
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%